Key Management Personnel Disclosures - Summary of Number of Performance Rights Over Ordinary Shares in Parent Entity (Detail)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of key management personnel compensation [line items]
Balance at start of the year	10,881,194	3,431,373	6,004,902
Granted	13,272,356	10,023,350
Exercised	(2,672,093)	(2,573,529)	(2,573,529)
Balance at end of the end year Number	21,481,457	10,881,194	3,431,373
Performance rights [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	42,298,894	48,849,073	28,455,882
Granted	123,272,356	10,023,350	43,486,326
Exercised	(54,825,086)	(16,573,529)	(23,093,135)
Balance at end of the end year Number	110,746,164	42,298,894	48,849,073
Unvested	110,746,164	42,298,894	48,849,073
Performance rights [member] | Mr Pete Meyers [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	10,881,194	3,431,373	6,004,902
Granted		10,023,350
Exercised	(2,672,093)	(2,573,529)	(2,573,529)
Balance at end of the end year Number	8,209,101	10,881,194	3,431,373
Unvested	8,209,101	10,881,194	3,431,373
Performance rights [member] | Mr Marc Voigt [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	18,921,569	25,588,236	16,323,529
Granted	50,000,000		20,000,000
Exercised	(23,333,333)	(6,666,667)	(10,735,293)
Balance at end of the end year Number	45,588,236	18,921,569	25,588,236
Unvested	45,588,236	18,921,569	25,588,236
Performance rights [member] | Mr grant chamberlain [Member]
Disclosure of key management personnel compensation [line items]
Granted	13,272,356
Balance at end of the end year Number	13,272,356
Unvested	13,272,356
Performance rights [member] | Ms Deanne Miller [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	7,676,471	11,676,471	6,127,451
Granted	25,000,000		12,000,000
Exercised	(12,333,334)	(4,000,000)	(6,450,980)
Balance at end of the end year Number	20,343,137	7,676,471	11,676,471
Unvested	20,343,137	7,676,471	11,676,471
Performance rights [member] | Dr Frederic Triebel [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	4,819,660	8,152,993
Granted	35,000,000		11,486,326
Exercised	(16,486,326)	(3,333,333)	(3,333,333)
Balance at end of the end year Number	23,333,334	4,819,660	8,152,993
Unvested	23,333,334	4,819,660	8,152,993